Background information of business and organization (Tables)	12 Months Ended
Dec. 31, 2014
Background information of business and organization [Abstract]
Schedule of Subsidiaries and its Consolidated Variable Interest Entities

Company Name	Registered Place and Date of Incorporation	Paid-up Capital RMB'000			Percentage of Equity Directly Attributable to the Group	Principal Activities
Subsidiary companies:

Xinyuan International Property Investment Co., Ltd.	Cayman Islands October 6, 2011	US$	500	*	100%	Investment holding company

Xinyuan International (HK) Property Investment Co., Limited.	Hong Kong October 26, 2011	HK$	3,000	*	100%	Investment holding company

XIN Development Group International Inc.	United States November 10, 2011	US$	0	*	100%	Investment holding company

Xinyuan Real Estate, Ltd. (“Xinyuan”)	Cayman Islands January 27, 2006	US$	50,000	*	100%	Investment holding company

South Glory International Ltd.	Hong Kong January 17, 2001	HK$	10	*	100%	Investment holding company

Victory Good Development Ltd.	Hong Kong January 17, 2001	HK$	10	*	100%	Investment holding company

Elite Quest Holdings Ltd.	Hong Kong November 19, 2001	HK$	10	*	100%	Investment holding company

XIN Irvine, LLC	United States July 12, 2012	US$	50	*	100%	Real estate development

Vista Sierra, LLC	United States May 1, 2012	US$	0	*	100%	Real estate development

XIN Development Management East, LLC	United States August 28, 2012	US$	1	*	100%	Property management services

XIN NY Holding, LLC	United States August 29, 2012	US$	1	*	100%	Investment holding company

421 Kent Development, LLC	United States August 29, 2012	US$	1	*	100%	Real estate development

Xinyuan Sailing Co., Ltd.	Hong Kong June 21, 2013	HK$	3,000	*	100%	Investment holding company

AWAN Plasma Sdn Bhd **	Malaysia April 16, 2007	MYR	33,577	*	100%	Real estate development

XIN Eco Marine Group Properties Sdn Bhd **	Malaysia July 9, 2014	MYR	33,217	*	100%	Investment holding company

Zhengzhou Yasheng Construction Material Co., Ltd.	PRC October 22, 2013	US$	50,000	*	100%	Sales of construction material

Zhengzhou Jiasheng Real Estate Co., Ltd	PRC December 2, 2013	US$	60,000	*	100%	Real estate development

Zhengzhou Yusheng Landscape Design Co., Ltd.	PRC December 25, 2013	US$	70,000	*	100%	Landscaping engineering and management

Xinyuan (China) Real Estate, Ltd. (“WFOE”)	PRC April 10, 2006	US$	307,000	*	100%	Investment holding company

Henan Xinyuan Real Estate Co., Ltd. (“Henan Xinyuan”)	PRC May 19, 1997		200,000		100%	Real estate development

Qingdao Xinyuan Xiangrui Real Estate Co., Ltd.	PRC February 9, 2006		10,000		100%	Real estate development

Shandong Xinyuan Real Estate Co., Ltd. (“Shandong Xinyuan”)	PRC June 2, 2006		300,000		100%	Real estate development

Xinyuan Property Service Co., Ltd.	PRC December 28, 1998		50,000		100%	Property management services

Zhengzhou Mingyuan Landscape Engineering Co., Ltd.	PRC February 17, 2004		2,000		100%	Landscaping engineering and management

Zhengzhou Xinyuan Computer Network Engineering Co., Ltd.	PRC May 26, 2004	2,000	100%	Dormant

Henan Xinyuan Wanzhuo Real Estate Co., Ltd. (“Henan Wanzhuo”)	PRC December 29, 2011	20,000	100%	Real estate development

Suzhou Xinyuan Real Estate Development Co., Ltd. (“Suzhou Xinyuan”)	PRC November 24, 2006	200,000	100%	Real estate development

Anhui Xinyuan Real Estate Co., Ltd.	PRC December 7, 2006	50,000	100%	Real estate development

Kunshan Xinyuan Real Estate Co., Ltd.	PRC January 31, 2008	200,000	100%	Real estate development

Xinyuan Real Estate (Chengdu) Co., Ltd.	PRC June 12, 2007	220,000	100%	Real estate development

Xuzhou Xinyuan Real Estate Co., Ltd.	PRC November 09, 2009	200,000	100%	Real estate development

Henan Jiye Real Estate Co., Ltd.	PRC November 15, 2009	50,000	100%	Real estate development

Beijing Xinyuan Wanzhong Real Estate Co., Ltd. (“Beijing Wanzhong”)	PRC March 4, 2008	900,000	100%	Real estate development

Beijing Heju Construction Material Co., Ltd.	PRC January 16, 2009	30,000	100%	Real estate development

Xinyuan Renju (Beijing) Asset Management Co., Ltd.	PRC January 16, 2009	30,000	100%	Real estate development

Zhengzhou Jiantou Xinyuan Real Estate Co., Ltd. (“Jiantou Xinyuan”)	PRC June 13, 2005	10,000	100%	Real estate development

Beijing Xinyuan Priority Real Estate Consulting Co., Ltd.	PRC March 8, 2012	30,000	100%	Real estate consulting services

Henan Xinyuan Priority Commercial Management Co., Ltd.	PRC August 10, 2012	2,000	100%	Leasing management services

Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC September 20, 2012	200,000	100%	Real estate development

Jiangsu Jiajing Real Estate Co., Ltd.	PRC March 28, 2005	150,000	100%	Real estate development

Beijing Xinyuan Jiye Real Estate Co., Ltd.	PRC February 17, 2013	200,000	100%	Real estate development

Beijing XIN Media Co., Ltd.	PRC July 10, 2013	10,000	100%	Culture and Media services

Xingyang Xinyuan Real Estate Co., Ltd.	PRC July 25, 2013	200,000	100%	Real estate development

APEC Construction Investment (Beijing) Co., Ltd.	PRC August 1, 2013	100,000	100%	Dormant

Zhengzhou Shengdao Real Estate Co., Ltd.	PRC October 14, 2013	20,000	100%	Real estate development

Beijing Xinxiang Huicheng Decoration Co., Ltd.	PRC October 18, 2013	10,000	100%	Property decoration services

Xinrongji (Beijing) Investment Co., Ltd.	PRC December 25, 2013	100,000	100%	Dormant

Sanya Beida Science and Technology Park Industrial Development Co., Ltd. ***	The PRC January 10, 2014	200,000	100%	Real estate development

Chengdu Xinyuan Wanzhuo Real Estate Co., Ltd.	PRC February 21, 2014	50,000	100%	Real estate development

Kunming Huaxia Xinyuan Real Estate Co., Ltd.	PRC May 27, 2014	100,000	80%	Real estate development

Zhengzhou Hengsheng Real Estate Co., Ltd.	PRC June 19, 2014	20,000	100%	Real estate development

Beijing Xinyuan Xindo Park E-commerce Co., Ltd.	PRC August 12, 2014	202,000	100%	E-commerce

Beijing Economy Cooperation Ruifeng Investment Co., Ltd.	PRC September 15, 2014	20,000	90%	Real estate development

Tianjin Xinyuan Real Estate Co., Ltd.	PRC September 17, 2014	100,000	100%	Real estate development

Xi'an Xinyuan Metropolitan Business Management Co., Ltd.	PRC November 25, 2014	3,000	100%	Property management services

Beijing Xinleju Technology Development Co., Ltd.	PRC December 24, 2014	10,000	100%	Real estate brokerage
VIEs:
Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. (“Jinan Wanzhuo”)	PRC December 4, 2013	300,000	95%	Real estate development

Shanghai Junxin Real Estate Co., Ltd (“Shanghai Junxin”)	PRC January 16, 2014	5,000	51%	Real estate development

Changsha Xinyuan Wanzhuo Real Estate Co., Ltd. (“Changsha Wanzhuo”)	PRC April 3, 2014	100,000	75%	Real estate development

*	Expressed in US$'000, HK$'000 or MYR '000
**	Acquired on December 29, 2014
***	Acquired on January 27, 2014